SUPPLEMENTARY INFORMATION - Schedule of Supplementary Insurance Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 segment	Mar. 31, 2022 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating segment | segment	3	2	3
Deferred acquisition cost			$ 1,732	$ 776
Future policy benefits			15,771	8,497
Unearned premiums			(1,086)	0
Premium revenue			4,910	7,163	$ 431
Net investment income			(336)	(1)	(84)
Claims and claim adjustment expenses incurred			6,533
Other operating expenses			(39)	(4)	0
Paid claims and claim adjustment expenses			5,395
2022
Disclosure of operating segments [line items]
Claims and claim adjustment expenses incurred			1,225
Paid claims and claim adjustment expenses			681
Property And Casualty Insurance
Disclosure of operating segments [line items]
Deferred acquisition cost			185	0	0
Reserves for unpaid claims and claim adjustment expenses			(1,366)	0	0
Unearned premiums			(1,190)	0	0
Premium revenue			1,108	0	0
Net investment income			(47)	0	0
Amortization of deferred acquisition costs and other			(270)	0	0
Paid claims and claim adjustment expenses			(708)	0	0
Premium written			1,123	0	0
Property And Casualty Insurance | 2022
Disclosure of operating segments [line items]
Claims and claim adjustment expenses incurred			(782)	0	0
Property And Casualty Insurance | Prior To Reporting Year
Disclosure of operating segments [line items]
Claims and claim adjustment expenses incurred			25	0	0
Direct Insurance
Disclosure of operating segments [line items]
Deferred acquisition cost			699	0	0
Future policy benefits			(21,760)	0	0
Unearned premiums			1,086	0	0
Premium revenue			1,456	0	0
Net investment income			514	0	0
Benefits and claims paid on insurance contracts			(1,155)	0	0
Amortization of deferred acquisition costs and other			(296)	0	0
Other operating expenses			(353)	0	0
Premium written			1,463	0	0
Reinsurance
Disclosure of operating segments [line items]
Deferred acquisition cost			1,033	776	0
Future policy benefits			(7,405)	(6,254)	0
Premium revenue			1,246	6,146	0
Net investment income			232	125	0
Benefits and claims paid on insurance contracts			(449)	(240)	0
Amortization of deferred acquisition costs and other			(39)	(1)	0
Other operating expenses			(21)	(9)	0
Pension Risk Transfer
Disclosure of operating segments [line items]
Future policy benefits			(3,024)	(2,243)	(1,339)
Premium revenue			1,558	1,016	430
Net investment income			(301)	(1)	84
Benefits and claims paid on insurance contracts			(156)	(72)	(38)
Other operating expenses			$ (16)	$ (12)	$ (6)